Debt and Lease Obligations (Future Minimum Lease Payments Due) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 48,672
2013	41,042
2014	30,333
2015	22,083
2016	16,502
Thereafter	31,020
Total minimum lease payments	$ 189,652